Total
Invesco V.I. Discovery Mid Cap Growth Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco V.I. Discovery Mid Cap Growth Fund	Series I	Series II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco V.I. Discovery Mid Cap Growth Fund	Series I	Series II
Management Fees	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.87%	1.12%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco V.I. Discovery Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	89	278	482	1,073
Series II	114	356	617	1,363

Expense Example No Redemption - Invesco V.I. Discovery Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Series I	89	278	482	1,073
Series II	114	356	617	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines a mid-capitalization issuer to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. This range is subject to change at any time due to market activity or changes in the composition of that index. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund measures a company’s capitalization at the time the Fund buys a security, and is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers. A company’s “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest substantially in such securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on what they believe to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.41%
Worst Quarter	June 30, 2022	-19.89%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco V.I. Discovery Mid Cap Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Series I		13.15%	12.77%	9.79%	Aug. 15, 1986
Series II		12.85%	12.47%	9.52%	Oct. 16, 2000
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	25.87%	13.81%	10.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	26.29%	15.69%	12.03%
[1]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.